Schedule of investment in associate and joint ventures - statement of financial position (Details ) - CAD ($) $ in Thousands	Jul. 31, 2019		Jul. 31, 2018	Jul. 31, 2017
Disclosure Of Associate And Joint Ventures [Line Items]
Cash and cash equivalents	$ 113,568	[1]	$ 99,042	$ 38,453
Current assets	312,136	[1]	276,621
Current liabilities	52,685	[1]	$ 12,125
Truss - Investment in Associate
Disclosure Of Associate And Joint Ventures [Line Items]
Cash and cash equivalents	14,318
Current assets	5,701
Non-current assets	7,880
Current liabilities	7,477
Non-current liabilities	0
Belleville Complex Inc | Joint Ventures
Disclosure Of Associate And Joint Ventures [Line Items]
Cash and cash equivalents	278
Current assets	2,604
Non-current assets	19,906
Current liabilities	1,155
Non-current liabilities	21,909
HEXOMed | Joint Ventures
Disclosure Of Associate And Joint Ventures [Line Items]
Cash and cash equivalents	542
Current assets	59
Non-current assets	22
Current liabilities	26
Non-current liabilities	$ 0

[1]	Restated